Note 5 - Premises and Equipment (Details) - Major Classifications of Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Major Classifications of Premises and Equipment [Abstract]
Land and land improvements	$ 1,943	$ 1,885
Building and leasehold improvements	10,832	9,427
Furniture, fixtures, and equipment	4,036	3,665
	16,811	14,977
Less accumulated depreciation and amortization	6,983	6,307
Total	$ 9,828	$ 8,670